                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9060

                                   ----------

                              HOLLAND BALANCED FUND
               (Exact name of registrant as specified in charter)

                                 375 Park Avenue
                            New York, New York 10152
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                  Copy to:

           MICHAEL F. HOLLAND
            375 PARK AVENUE
        NEW YORK, NEW YORK 10152

       Registrant's telephone number, including area code: (212) 486-2002

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Holland Series Fund, Inc.

Holland Balanced Fund - PORTFOLIO OF INVESTMENTS

December 31, 2006 (Unaudited)                      Shares       Value(b)
-----------------------------                    ----------   -----------
COMMON STOCKS-66.5% (A)
COMPUTERS-2.6%
International Business Machines Corp.                12,800   $ 1,243,520
                                                              -----------
ELECTRONICS-7.9%
3M Co.                                               26,200     2,041,766
Intel Corp.                                          83,800     1,696,950
                                                              -----------
                                                                3,738,716
                                                              -----------
ENTERTAINMENT & LEISURE-4.4%
The Walt Disney Co.                                  61,000     2,090,470
                                                              -----------
FINANCIAL-8.9%
American Express Co.                                 35,000     2,123,450
Citigroup, Inc.                                      22,500     1,253,250
JPMorgan Chase & Co.                                 17,000       821,100
                                                              -----------
                                                                4,197,800
                                                              -----------
FOOD & BEVERAGES-3.8%
PepsiCo, Inc.                                        28,500     1,782,675
                                                              -----------
INSURANCE-2.6%
Berkshire Hathaway, Inc.  Class A*                       11     1,209,890
                                                              -----------
OIL/GAS-11.2%
ConocoPhillips                                       15,870     1,141,847
Exxon Mobil Corp.                                    26,600     2,038,358
Schlumberger, Ltd.                                   33,400     2,109,544
                                                              -----------
                                                                5,289,749
                                                              -----------
PHARMACEUTICALS-6.2%
Johnson & Johnson                                    28,500     1,881,570
Pfizer, Inc.                                         40,000     1,036,000
                                                              -----------
                                                                2,917,570
                                                              -----------
PRODUCER GOODS-5.6%
General Electric Co.                                 71,100     2,645,631
                                                              -----------
RETAIL-3.7%
Home Depot Inc                                       21,000       843,360
Wal-Mart Stores, Inc.                                20,000       923,600
                                                              -----------
                                                                1,766,960
                                                              -----------

Holland Series Fund, Inc.

December 31, 2006 (Unaudited)                      Shares       Value(b)
-----------------------------                    ----------   -----------
COMMON STOCKS - CONTINUED
SOFTWARE-5.1%
Microsoft Corp.                                      81,000   $ 2,418,660
                                                              -----------
TELECOMMUNICATIONS-4.5%
Comcast Corp.  Class A*                              50,000     2,116,500
                                                              -----------
      Total Common Stocks (Cost-$24,062,083)                   31,418,141
                                                              -----------
U.S. GOVERNMENT SECURITIES-28.4%

                                                  PRINCIPAL
                                                 ----------
U.S. TREASURY NOTES-28.4%
United States Treasury Note, 5.000%
   due 2/15/11                                   $4,000,000     4,050,000
United States Treasury Note**, 3.500%
   due 1/15/11                                    8,987,443     9,356,071
                                                              -----------
      Total U.S. Government Securities
         (Cost-$13,116,701)                                    13,406,071
                                                              -----------
REPURCHASE AGREEMENT-4.6%
State Street Bank and Trust Co. Repurchase
   Agreement 2.50% due 01/02/2007 in the
   amount of $2,174,604; issued 12/29/2006
   (Collateralized by $2,275,000, FNMA, 3.25%
   due 02/15/2009 with a market value of
   $2,222,186) (Cost $2,174,000)                  2,174,000     2,174,000
                                                              -----------
Total Investments-99.5% (Cost-$39,352,784) (c)                 46,998,212
                                                              -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-0.5%                        235,925
                                                              -----------
NET ASSETS-100%                                               $47,234,137
                                                              ===========

(a) All percentages are based on the net assets of the Holland Balanced Fund (the "Fund") as of December 31, 2006.

(b) Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over- the-counter market quotations are available are valued at the latest bid price. The Fund is using the NASDAQ Official Closing Price as the pricing source for those securities trading through that market. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Directors of the Fund.

(c) At December 31, 2006, the U.S. Federal income tax cost basis of investments was $39,352,784. Net unrealized appreciation of the Fund's investment securities was $7,645,428 of which $8,377,845 related to appreciated investment securities and $732,417 related to depreciated investment securities.

*    Non-income producing

**   Treasury Inflation-Protection Security (TIPS)

FNMA - Federal National Mortgage Association

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's president has evaluated the registrant's disclosure controls and procedures within 90 days of this filing and has concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.


By: /s/ Michael F. Holland
    ---------------------------------
    Michael F. Holland
    President and Treasurer of the
    Holland Series Fund, Inc.

Date: February 22, 2007